Property and Equipment - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Property, Plant and Equipment [Line Items]
Depreciation and amortization	₨ 37,784.1	$ 442.3	₨ 31,147.3	₨ 23,489.7